Interests in Other Entities - Disclosure of Key Assumptions in VIU Calculation (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,630
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	£ 11,267	£ 11,267
Discount rate	13.60%	14.00%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	£ 337	£ 337
Discount rate	15.60%	13.70%
Growth rate beyond initial cash flow projections	1.60%	1.60%
Other
Disclosure of subsidiaries [line items]
Carrying value	£ 31	£ 26
Discount rate
Growth rate beyond initial cash flow projections